Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties
a)	Receivables from related parties

						Current		Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2023	12-31-2022	12-31-2023	12-31-2022
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	247,437	184,318	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,670,459	1,619,319	—	—
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	—	187,436	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	14,748	14,390	—	—
Foreign	Enel Green Power Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	—	322,890	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CLP	Other Services	—	222,193	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	15,555	15,178	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,859,584	1,451,125	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	767,621	881,246	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	147,491	158,018	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	—	188,236	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Technical Services	1,133,921	389,126	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	67,307	67,658	—	—
77.157.781-4	Enel X AMPCI L1 Holdings SpA	Chile	Associated	US$	Technical Services	—	—	—	—
77.157.783-0	Enel X AMPCI L1 SpA	Chile	Associated	US$	Technical Services	—	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	521,628	267,241	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	—	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	2,100,090	974,759	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Technical Services	—	232,786	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	—	—	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	—	154,180	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	3,988,333	8,623,438	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	IT Services	—	122,891	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	1,447,752	1,627,025	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	55,113	89,269	—	—
Foreign	Endesa Energía	Spain	Common Immediate Parent	EUR	Gas Sales	—	31,754,264	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	12,748	28,514	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering Services	—	51,516	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	224,177	158,958	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other Services	—	63,594	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	—	1,726,897	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	492,226	464,774	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	23,737,063	195,403,892	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	615,499	123,427	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering Services	—	474,458	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	1,828,895	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	672,349	2,188	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	—	230,975	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	—	428,285	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	561,521	530,205	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	111,271	—	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,438,058	776,929	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	278,448	262,931	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,020,093	845,251	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	54,443	51,406	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	580,915	456,512	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	18,970	18,511	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	242,125	334,125	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	CLP	Other Services	—	71,534	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	3,298,013	1,228,039	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	215,021	605,760	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	8,199	78,511	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Engineering Services	—	1,364,051	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Other Services	—	4,450	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	804,311	784,712	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	22,741	—	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other Services	—	151,213	—	—
		Total				50,274,125	256,268,604	—	—

b)	Accounts payable to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2023	12-31-2022	12-31-2023	12-31-2022
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Purchase of materials	—	6,780	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	85,066	83,004	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	18,532	18,083	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	99,449	33,026	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	10,889	1,057	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	725,547	179,409	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	211,676	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	3,504,042	3,891,398	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	2,237,282	528,182	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	-	285,648	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	-	197,933	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	13,109,107	18,616,494	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	845,605	492,612	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	86,671	35,836	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	31,005	29,270	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	520,938	508,311	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	171,500	88,636	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	713,663	658,207	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	22,016	656,798	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	323,962	88,171	—	—
Foreign	Enel Green Power North America Inc	United Sates	Common Immediate Parent	US$	Other Services	451,430	440,402	—	—
Foreign	Enel Green Power North America Inc	United Sates	Common Immediate Parent	US$	Technical Services	220,579	—	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	146,577,056	428,466,443	1,034,791,219	1,147,096,713
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	114,153	71,579	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other Services	-	552,771	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,973,905	1,327,547	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	7,773,093	9,025,183	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	238,209	70,811	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	-	8,123,201	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	-	1,329,550	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering Services	-	215,601	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	—	1,298,786	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	538,142	819,835	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	26,463	24,982	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	29,915,452	74,001,856	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	5,084,420	8,739,608	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	642,625	534,305	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	653,225	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	245,139	273,636	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	31,310,148	35,965,138	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	16,707,060	21,467,585	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	6,259,507	16,387,650	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	7,680,812	6,528,805	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	325,943	325,189	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	16,688,192	14,243,095	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	8,393,271	5,453,612	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	714,721	1,113,099	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	1,919,621	1,552,756	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	113,349	990,303	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,471,152	1,678,743	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	123,046,700	229,338,163	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	1,988	1,939	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	6,259,685	10,947,000	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	2,924,035	3,485,259	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Dividends	—	14,369,214	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	3,594,734	5,708,090	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Service	1,194,512	202,442	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	113,027	121,786	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	434,851	935,155	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	14,627,961	12,779,052	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,626,356	1,189,548	—	—
		Total				462,578,466	946,498,574	1,034,791,219	1,147,096,713

(*) See Note 10.1.d below.

Summary of Significant Transactions and Effect on Income or Expenses

The significant transactions with related companies that are not consolidated are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2023	2022	2021
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	22,404,257	180,214,107	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel Consumption	(2,702,995)	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and other	8,356,103	7,859,162	5,632,424
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(214,830,783)	(443,243,955)	(314,415,258)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	6,588,337	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	(4,857,322)	(3,545,918)	(5,284,971)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	(2,014,876)	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(3,274,480)	(1,254,045)	(2,230,293)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,483,451)	(2,260,739)	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,965,495)	(2,340,510)	(5,305,537)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	156,461,363	36,940,008	35,815,215
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	—	166,792,281	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Purchase	—	—	(2,618,484)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	(1,477,536)	(1,492,743)	(2,227,749)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(56,576,882)	(72,578,171)	(42,040,047)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(12,774,436)	(6,136,692)	(7,861,111)
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	(2,867,907)	—	—

Summary of Future undiscounted debt flows

					12-31-2023
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184
				Total	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184

					12-31-2022
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Foreign	Enel Finance International NV	Netherlands	US$	3.30%	257,881,985	197,800,418	455,682,403	170,731,408	166,699,893	162,668,379	158,636,864	644,908,410	1,303,644,954
				Total	257,881,985	197,800,418	455,682,403	170,731,408	166,699,893	162,668,379	158,636,864	644,908,410	1,303,644,954

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2023
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2023	260,904	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January -December 2023	130,452	-	42,531
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2023	130,452	-	42,531
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January -December 2023	130,452	-	42,531
Foreign	Monica Girardi	Director	January -December 2023	-	-	-
Foreign	Isabella Alessio	Director	January -December 2023	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2023	-	-	-
			TOTAL	652,260	-	127,593

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.99204	Herman Chadwick Piñera	Chairman	January 0December 2022	250,419	-	-
4.461.19209	Fernan Gazmuri Plaza	Director	January 0December 2022	125,209	-	41,688
4.774.7970K	Pablo Cabrera Gaete	Director	January 0December 2022	125,209	-	41,688
5.545.08602	Luis Gonzalo Palacios Vasquez	Director	January 0December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January 0December 2022	-	-	-
Foreign	Isabella Alessio	Director	January 0December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January 0December 2022	-	-	-
			TOTAL	626,046	-	125,064

				December 31, 2021
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.99204	Herman Chadwick Piñera	Chairman	January 0December 2021	216,204	-	-
Foreign	Giulio Fazio	Director	January 0March 2021	-	-	-
4.461.19209	Fernan Gazmuri Plaza	Director	January 0December 2021	105,796	-	34,466
4.774.7970K	Pablo Cabrera Gaete	Director	January 0December 2021	108,102	-	36,028
5.672.44403	Juan Gerardo Jofré Miranda	Director	January 0March 2021	25,910	-	8,637
5.545.08602	Luis Gonzalo Palacios Vasquez	Director	April 0December 2021	76,460	-	25,481
Foreign	Monica Girardi	Director	April 0December 2021	-	-	-
Foreign	Isabella Alessio	Director	April 0December 2021	-	-	-
Foreign	Daniele Caprini	Director	January 0March 2021	-	-	-
Foreign	Salvatore Bernabei	Director	January 0December 2021	-	-	-
			TOTAL	532,472	-	104,612

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1) (2)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (3)	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela (4)	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (5)	Sustainability and Relationship Manager
(1)	On March 1, 2022, Mr. Fabrizio Barderi was appointed Chief Executive Officer, replacing Mr. Paolo Palloti.
(2)	On January 25, 2024, Mr. Fabrizio Barderi has submitted his resignation as CEO of the company, effective March 1, 2024.
(3)	On March 1, 2024, in addition to this role as CFO, Mr. Turchiarelli assumed the role of CEO on an interim basis. On April 29, 2024, Mr. Turchiarelli was named CEO on a permanent basis and CFO on an interim basis (see Note 41.xii).
(4)	On February 1, 2022, Mr. Juan Francisco Díaz Valenzuela was appointed Internal Audit Manager, replacing Mr. Eugenio Belinchon Gueto.
(5)	On April 1, 2024 Pedro Urzúa Frei assumed the role of External Relations and Sustainability Chile Officer, replacing Montserrat Palomar Quilez.

Summary of Compensation Received by Key Management Personnel

	December 31, 2023	December 31, 2022	December 31, 2021
	ThCh$	ThCh$	ThCh$
Remuneration	2,455,831	2,241,508	2,060,928
Short-term benefits for employees	345,548	261,306	260,400
Other long-term benefits	394,570	143,969	38,713
Total	3,195,949	2,646,783	2,360,041